Basis of Preparation and Going Concern	12 Months Ended
Dec. 31, 2024
Basis of Preparation and Going Concern
Basis of Preparation and Going Concern

Note 2 Basis of Preparation and Going Concern

a) Statement of Compliance

These financial statements of the Company have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”).

The financial statements were authorized for issue by the Board of Directors on July 14, 2025.

b) Basis of Measurement

The financial statements have been prepared on a historical cost basis except for certain financial instruments measured at fair value described in the applicable notes and are presented in United States dollars, which is also the Company’s functional currency.

The preparation of financial statements in compliance with IFRS Accounting Standards requires management to make certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 5.

c) Nature of Operations and Going Concern

As a holding company with an interest in FEL, the Company’s business is indirectly subject to risks inherent in oil and gas exploration and development operations. In addition, there are risks associated with FEL’s stage of operations and the foreign jurisdiction in which it or FEL may operate or invest. The Company has identified certain risks pertinent to its investment including: exploration and reserve risks, uncertainty of reserve estimates, ability to exploit successful discoveries, drilling and operating risks, title to properties, costs and availability of materials and services, capital markets and the requirement for additional capital, market perception, loss of or changes to production sharing, joint venture or related agreements, economic, political and sovereign risks, possibility of less developed legal systems, corporate and regulatory formalities, environmental regulation, reliance on strategic relationships, market risk, competition, dependence on key personnel, volatility of future oil and gas prices and foreign currency risk. The Company has an accumulated deficit since inception of $19,139,756.

Management considers that the current economic environment is difficult and the outlook for holding companies investing in oil and gas exploration companies presents significant challenges in terms of raising funds through issuance of shares. To the extent necessary, the Company has relied on its ability to raise funds via dispositions of quantities of its shareholdings in FEL to PXP under terms that are consistent with the best interests of shareholders, in order to finance its operations. The Company has been successful in disposing quantities of its shareholdings in FEL in previous fiscal years. However, there can be no assurance the Company will continue to be able to dispose of quantities of its shares in FEL under suitable terms. Currently management has no plans to sell any additional FEL shares.

Since the delisting of FEL from the London Stock Exchange, there is no liquidity via a public market for the FEL shares. As the Company is wholly reliant on the information disclosed by PXP concerning the business of FEL, the Company may not be able to obtain information necessary to facilitate a wider sales process and may be reliant on significant shareholders of PXP for the disposition of any of its FEL shares. Management continues to look at all options including raising funds to operate and participate in future FEL financings by way of debt or equity financings.

Management has concluded that the combination of these circumstances gives rise to a material uncertainty that casts substantial doubt on the ability of the Company to continue as a going concern; therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

These financial statements have been prepared on the basis of the accounting principles applicable to a going concern, which assumes that the Company will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations because the Company’s parent company has agreed to fund the operations of the Company for the foreseeable future. As at December 31, 2024, the Company’s management believes it does not have sufficient cash to fund the ongoing operations for the next 12 months. The continuation of the Company is dependent upon its ability to raise funds via dispositions of quantities of its shareholdings in FEL to PXP under terms that are consistent with the best interests of shareholders, or obtain loans from PXP. Also, the Company may issue new shares to PXP and/or other third parties. There is no assurance that the Company will be able to obtain adequate financing in the future or that such dispositions will be on terms advantageous to the Company. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence. Such adjustment could be material.